Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Schedule of revenue and profit of acquisition and management's estimate of revenue and profit

Revenue and profit of acquisition on December 31, 2022:

Amount
Revenue	234,168
Loss	(7,705)

Management’s estimate of revenue and profit for the year ended December 31, 2022 (had the acquisition occurred at the beginning of the reporting period):

Amount
Revenue	2,384,367
Profit	131,824

Dextra Group
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date:

Cash	700,938
Accounts payable for business combination (note 18)	82,635
Accounts payable to former shareholders (i)	45,726
Retained amount (ii)	30,000
Other (i)	6,909
Total consideration transferred (note 9.1.d)	783,573

(i) These amounts were settled in August 10, 2022. See note 18.

(ii) The amount of R$ 30,000 related to a portion of the remaining balance payable was retained for any materialized contingencies, which will be paid on the fifth anniversary of the closing date.

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	8,216
Trade receivables (a)	56,313
Recoverable taxes	1,668
Other assets	2,386
Current assets	68,583
Non-current
Recoverable taxes	3,932
Property, plant and equipment (note 13)	9,149
Intangible assets (i) (note 14)	148,523
Right-of-use assets (note 15)	5,414
Non-current assets	167,018
Total assets	235,601

Liabilities	Fair value
Current
Suppliers	5,627
Lease liabilities (note 15)	3,105
Salaries and welfare charges	23,436
Tax liabilities	10,569
Contract liabilities	1,933
Other liabilities	26
Current liabilities	44,696

Non-current
Other liabilities	18
Lease liabilities (note 15)	3,035
Non-current liabilities	3,053
Total liabilities	47,749
Total identifiable net assets acquired (note 9.1.d)	187,852

(a)      Gross contractual amount receivable was R$56,854 and R$541was not expected to be collected.

Schedule of acquired intangible assets at fair value

(i) According to the purchase price on August 10, 2021:
Fair value
Network software (note 14)	191
Internally developed software (note 14)	22,613
Customer relationship (note 14)	88,961
Non-compete agreement (note 14)	16,257
Brands (note 14)	20,501
Total intangible assets at fair value (note 14)	148,523

Schedule of goodwill arising from acquisition

Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.1.a	783,573
Fair value of identifiable net assets	9.1.c	(187,852)
Goodwill (note 14)		595,721

Schedule of net cash outflow for purchase consideration

Outflow of cash to acquire subsidiary, net of cash acquired	Note	Amount
Cash consideration	9.1.a	700,938
Less: Balances acquired – Cash and cash equivalents	9.1.c	(8,216)
Net outflow of cash - investing activities		692,722

Somo Group
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date:

Cash	340,777
Restricted cash in escrow account (note 18)	23,061
Retained amount (i)(note 18)	7,206
Earn-out (ii)(note 18)	59,868
Contingent consideration (note 18)	2,465
Class A common shares issued (iii)	14,037
Total consideration transferred (note 9.2.d)	447,414

(i)The amount of R$ 7,206 (£ 1,000) is related to a portion of the remaining balance payable that was retained for any materialized contingencies.

(ii)The Agreement also contemplates an earn-out clause of up to R$ 59,868 (£ 8,307)based on future performance (see note 14). As of December 31, 2022, the fair value of the contingent consideration was R$ 61,529 (£ 9,800).

(iii) Issuance of 225,649 Class A common shares in connection with the transaction, per a total amount of R$ 14,037, issued to electing sellers in accordance with the Agreement.

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	98,701
Trade receivables (a)	38,677
Contract assets	13,359
Recoverable taxes	275
Other assets	2,454
Current assets	153,466
Non-current
Deferred taxes	8,061
Property, plant and equipment (note 13)	2,359
Right-of-use assets (note 15)	6,800
Intangible assets (i)(note 14)	57,285
Non-current assets	74,505
Total assets	227,971

Liabilities	Fair value
Current
Suppliers and other payables	30,409
Loans and borrowings (note 13)	25,213
Lease liabilities	4,440
Contract liabilities	730
Tax liabilities	3,948
Salaries and welfare charges	9,668
Other liabilities	11,295
Current liabilities	85,703
Non-current
Loans and borrowings (note 13)	9,267
Lease liabilities	2,360
Other liabilities	406
Non-current liabilities	12,033
Total liabilities	97,736
Total identifiable net assets acquired (note 9.2.d)	130,235

(a)    Gross contractual amount receivable was R$ 38,703 and R$ 26 was not expected to be collected.

Schedule of acquired intangible assets at fair value
(i) According to the purchase price on January 27, 2022:
Fair value
Customer relationship (note 14)	49,539
Brands (note 14)	7,746
Total intangible assets at fair value (note 14)	57,285

Schedule of goodwill arising from acquisition

Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.2.a	447,414
Fair value of identifiable net assets	9.2.c	(130,235)
Goodwill (note 10)		317,179

Schedule of net cash outflow for purchase consideration

e.      Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Note	Amount
Cash consideration	9.2.a	340,777
Retained amount payment (i)	18	5,688
Less: Balances acquired – Cash and cash equivalents	9.2.c	(98,701)
Outflow of cash - investing activities		247,764
Restricted cash in escrow account		23,061
Net outflow of cash - investing activities		270,825

(i)  The retained amount of R$ 7,206 for any materialized contingencies was reviewed and settled on June 3, 2022, per an amount of R$ 5,688 (£939), after negotiation agreed upon per both parties.

Box 1824
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date:

Cash	20,768
(-) Price adjustment	(558)
Retained amount (i) (note 18)	8,871
Share-based payment – vested immediately (note 22.c)	4,124
Other (note 18)	974
Total consideration transferred (note 9.3.d)	34,179

(i)  The amount of R$ 8,871 was related to a portion of the remaining balance payable that was retained for any materialized contingencies that occurred after June 1, 2022 but related to contingencies liabilities before the acquisition date. The remaining balance, as adjusted, will be paid in the next three years, on each anniversary of the closing date.

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	1,728
Trade receivables (a)	1,695
Contract assets	1,598
Recoverable taxes	104
Other assets	312
Current assets	5,437
Non-current
Indemnity asset	13,583
Property, plant and equipment (note 13)	51
Intangible assets (i)(note 14)	11,981
Non-current assets	25,615
Total assets	31,052

Liabilities	Fair value
Current
Suppliers and other payables	533
Contract liabilities	962
Tax liabilities	920
Salaries and welfare charges	442
Contingent liabilities (note 19)	13,583
Other liabilities	6
Current liabilities	16,446
Non-current
Tax liabilities	1,952
Non-current liabilities	1,952
Total liabilities	18,398
Total identifiable net assets acquired (note 9.3.d)	12,654

(a)      Gross contractual amount receivable was R$ 1,696 and R$ 1was not expected to be collected.

Schedule of acquired intangible assets at fair value
(i)According to the purchase price on September 30:
Fair value
Customer relationship (note 14)	6,430
Brands (note 14)	5,536
Software (note 14)	15
Total intangible assets at fair value (note 14)	11,981

Schedule of goodwill arising from acquisition

The Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.3.a	34,179
Fair value of identifiable net assets	9.3.c	(12,654)
Goodwill (note 10)		21,525

Schedule of net cash outflow for purchase consideration

e.      Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Note	Amount
Cash consideration	9.3.a	20,768
Less: Balances acquired – Cash and cash equivalents	9.3.c	(1,728)
Net outflow of cash - investing activities		19,040

Transpire Group
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date:

Cash	60,392
Price adjustment (i)	729
Class A common shares issued (note 22.a)	16,189
Total consideration transferred (note 9.4.d)	77,310

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	5,397
Trade receivables (a)	9,322
Contract assets	239
Other assets	277
Current assets	15,235

Non-current
Bank guarantee	766
Property, plant and equipment (note 9)	1,183
Right-of-use assets (note 11)	1,314
Intangible assets (i)(note 10)	12,692
Non-current assets	15,955
Total assets	31,190

Liabilities	Fair value
Current
Suppliers and other payables	4,384
Contract liabilities	2,065
Tax liabilities	479
Salaries and welfare charges	7,963
Lease liability (note 11)	1,314
Other liabilities	1,380
Current liabilities	17,585
Non-current
Loans and borrowings (note 12)	5,490
Non-current liabilities	5,490
Total liabilities	23,075
Total identifiable net assets acquired (note 9.4.d)	8,115

(a)     Gross contractual amount receivable was R$ 9,333 and R$ 11 was not expected to be collected.

Schedule of acquired intangible assets at fair value
(i)According to the purchase price on September 01, 2022:
Fair value
Customer relationship (note 14)	12,665
Software (note 14)	5
Brands (note 14)	22
Total intangible assets at fair value (note 14)	12,692

Schedule of goodwill arising from acquisition

The Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.4.a	77,310
Fair value of identifiable net assets	9.4.c	(8,115)
Goodwill (note 10)		69,195

Schedule of net cash outflow for purchase consideration

e.      Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Note	Amount
Cash consideration	9.4.a	60,392
Price adjustment paid		729
Less: Balances acquired – Cash and cash equivalents	9.4.c	(5,397)
Net outflow of cash - investing activities		55,724

NTERSOL Group
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date

The following table summarizes the fair value of each major class of consideration transferred on the acquisition date:

Cash	418,007
(+) Estimated price adjustment	775
Retained amount (note 18)	75,096
Share-based payment – vested immediately (note 22.c)	170,774
Total consideration transferred (note 9.4.d)	664,652

Schedule of identifiable net assets acquired

The following table summarizes the recognized amounts of assets acquired and liabilities assumed on the acquisition date:

Assets	Fair value
Current
Cash and cash equivalents	17,870
Trade receivables (a)	36,064
Other assets	2,455
Current assets	56,389

Non-current
Other assets	88
Property, plant and equipment (note 13)	68
Right-of-use assets (note 15)	2,921
Intangible assets (i)(note 14)	157,007
Non-current assets	160,084
Total assets	216,473

Liabilities	Fair value
Current
Suppliers and other payables	1,091
Salaries and welfare charges	1,627
Lease liability (note 15)	673
Other liabilities	9,338
Current liabilities	12,729
Non-current
Lease liability (note 15)	2,248
Non-current liabilities	2,248
Total liabilities	14,977
Total identifiable net assets acquired (note 9.5.d)	201,496

Schedule of acquired intangible assets at fair value
(i)According to the purchase price on November 01, 2022:
Fair value
Customer relationship (note 14)	153,644
Software (note 14)	3,363
Total intangible assets at fair value (note 14)	157,007

Schedule of goodwill arising from acquisition

The Goodwill arising from the acquisition has been recognized as follows:

	Note	Goodwill
Consideration transferred	9.5.a	664,652
Fair value of identifiable net assets	9.5.c	(201,496)
Goodwill (note 14)		463,156

Schedule of net cash outflow for purchase consideration

e.      Purchase consideration cash outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Note	Amount
Cash consideration	9.5.a	418,007
Less: Balances acquired – Cash and cash equivalents	9.5.c	(17,870)
Net outflow of cash - investing activities		400,137